Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Successor [Member]	Successor [Member] Common Stock [Member]	Successor [Member] Additional Paid-in Capital [Member]	Successor [Member] Retained Earnings (Accumulated Deficit) [Member]	Successor [Member] Accumulated Other Comprehensive Loss [Member]	Successor [Member] Treasury Stock, at Cost [Member]	Predecessor [Member]	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Additional Paid-in Capital [Member]	Predecessor [Member] Retained Earnings (Accumulated Deficit) [Member]	Predecessor [Member] Accumulated Other Comprehensive Loss [Member]	Predecessor [Member] Treasury Stock, at Cost [Member]
Beginning balance at Dec. 31, 2010								$ 1,059	$ 1,409,057	$ 438,983	$ (29,417)	$ (149,752)
Beginning balance, Shares at Dec. 31, 2010								95,505,631
Issuance of shares under equity-based compensation plans, Shares								22,954
Issuance of shares to employee benefit plan, Shares								2,501
Net income (loss)							(140,054)			(140,054)
Other comprehensive income (loss), net of tax							(1,814)				(1,814)
Issuance of shares under equity-based compensation plans									308
Issuance of shares to employee benefit plan									78
Equity-based compensation									24,430
Tax benefit from shares issued under equity-based compensation plans									3,389
Ending balance at Jan. 14, 2011							1,556,267	1,059	1,437,262	298,929	(31,231)	(149,752)
Ending balance, Shares at Jan. 14, 2011								95,531,086
Beginning balance at Jan. 15, 2011
Issuance of shares, Shares		154,382,685
Issuance of shares under equity-based compensation plans, Shares		873,000
Shares repurchased under equity-based compensation plans, Shares		(567,330)
Issuance of shares		1,544	1,605,055
Net income (loss)	(252,308)			(252,308)
Other comprehensive income (loss), net of tax	(26,364)				(26,364)
Net shares repurchased under equity-based plans						(5,957)
Issuance of shares under equity-based compensation plans		9	3,581
Equity-based compensation			4,377
Tax benefit from shares issued under equity-based compensation plans			837
Fair value of stock awards contributed as acquisition consideration			34,315
Ending balance at Dec. 31, 2011	1,365,089	1,553	1,648,165	(252,308)	(26,364)	(5,957)
Ending balance, Shares at Dec. 31, 2011		154,688,355
Net income (loss)	(17,976)
Ending balance at Mar. 31, 2012
Beginning balance at Dec. 31, 2011	1,365,089	1,553	1,648,165	(252,308)	(26,364)	(5,957)
Beginning balance, Shares at Dec. 31, 2011		154,688,355
Issuance of shares under equity-based compensation plans, Shares		559,914
Shares repurchased under equity-based compensation plans, Shares		(368,970)
Net income (loss)	5,353			5,353
Other comprehensive income (loss), net of tax	9,718				9,718
Net shares repurchased under equity-based plans						(4,365)
Issuance of shares under equity-based compensation plans		5	2,727
Dividends paid				(200,000)
Cash payment to stock option holders				(732)
Equity-based compensation			4,003
Tax benefit from shares issued under equity-based compensation plans			484
Ending balance at Dec. 31, 2012	1,182,282	1,558	1,655,379	(447,687)	(16,646)	(10,322)
Ending balance, Shares at Dec. 31, 2012	154,879,299	154,879,299
Beginning balance at Sep. 30, 2012
Net income (loss)	11,450
Ending balance at Dec. 31, 2012	1,182,282
Ending balance, Shares at Dec. 31, 2012	154,879,299
Net income (loss)	15,900
Ending balance at Mar. 31, 2013
Beginning balance at Jan. 02, 2013
Issuance of shares, Shares		30,769,230
Issuance of shares under equity-based compensation plans, Shares		238,514
Shares repurchased under equity-based compensation plans, Shares		(25,266)
Issuance of shares		308	433,650
Net income (loss)	19,396			19,396
Other comprehensive income (loss), net of tax	(9,630)				(9,630)
Net shares repurchased under equity-based plans						(313)
Issuance of shares under equity-based compensation plans		2	1,453
Dividends paid				(538,705)
Cash payment to stock option holders				(11,295)
Equity-based compensation			10,639
Tax benefit from shares issued under equity-based compensation plans			229
Ending balance at Dec. 31, 2013	1,088,016	1,868	2,101,350	(978,291)	(26,276)	(10,635)
Ending balance, Shares at Dec. 31, 2013	185,861,777	185,861,777
Beginning balance at Sep. 30, 2013
Net income (loss)	(8,912)
Ending balance at Dec. 31, 2013	$ 1,088,016
Ending balance, Shares at Dec. 31, 2013	185,861,777